SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 Share USD ($) $ / shares	Dec. 31, 2020 Share	Dec. 31, 2019 Share
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	5,093,283	4,816,029	4,373,300
Weighted average remaining life (Years)	2 years 3 months 25 days
Exercise price | $ / shares	$ 2.11
No. of options currently exercisable	4,056,833
November 3, 2022 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	1,461,600
Exercise price | $ / shares	$ 1.96
No. of options currently exercisable	1,461,600
Expiration date	November 3, 2022
February 1, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	90,000
Exercise price | $ / shares	$ 2.60
No. of options currently exercisable	90,000
Expiration date	February 1, 2023
February 28, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	100,000
Exercise price | $ / shares	$ 2.30
No. of options currently exercisable	100,000
Expiration date	February 28, 2023
August 29, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	60,000
Exercise price | $ / shares	$ 1.68
No. of options currently exercisable | $	60,000
Expiration date	August 29, 2023
September 10, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000
Exercise price | $ / shares	$ 1.65
No. of options currently exercisable	40,000
Expiration date	September 10, 2023
November 23, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	731,400
Exercise price | $ / shares	$ 1.51
No. of options currently exercisable	731,400
Expiration date	November 23, 2023
December 13, 2023 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	100,000
Exercise price | $ / shares	$ 1.50
No. of options currently exercisable	100,000
Expiration date	December 13, 2023
January 11, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000
Exercise price | $ / shares	$ 1.64
No. of options currently exercisable	26,667
Expiration date	January 11, 2024
January 16, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	50,000
Exercise price | $ / shares	$ 1.62
No. of options currently exercisable	33,333
Expiration date	January 16, 2024
September 16, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	100,000
Exercise price | $ / shares	$ 2.47
No. of options currently exercisable	100,000
Expiration date	September 16, 2024
December 17, 2024 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	1,380,567
Exercise price | $ / shares	$ 2.18
No. of options currently exercisable	1,057,935
Expiration date	December 17, 2024
March 16, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	80,000
Exercise price | $ / shares	$ 1.40
No. of options currently exercisable	26,666
Expiration date	March 16, 2025
September 22, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000
Exercise price | $ / shares	$ 3.39
No. of options currently exercisable	13,333
Expiration date	September 22, 2025
October 5, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	40,000
Exercise price | $ / shares	$ 3.33
No. of options currently exercisable	13,333
Expiration date	October 5, 2025
December 15, 2025 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	288,206
Exercise price | $ / shares	$ 3.70
No. of options currently exercisable	125,235
Expiration date	December 15, 2025
February 24, 2026 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	100,000
Exercise price | $ / shares	$ 3.38
No. of options currently exercisable	33,333
Expiration date	February 24, 2026
December 16, 2026 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
No. of options outstanding	391,510
Exercise price | $ / shares	$ 2.04
No. of options currently exercisable	43,998
Expiration date	December 16, 2026